PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Sensitivity Analysis (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2019	Dec. 31, 2018
Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase in actuarial assumptions	1.00%
Percentage of decrease in actuarial assumptions	1.00%
Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase in actuarial assumptions	1.00%
Percentage of decrease in actuarial assumptions	1.00%
Telkomsel | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions		Rp (497)
Amount of decrease in actuarial assumptions		562
Telkomsel | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions		294
Amount of decrease in actuarial assumptions		(276)
Post-employment health care benefit cost | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	Rp (1,551)	(1,428)
Amount of decrease in actuarial assumptions	1,888	1,815
Post-employment health care benefit cost | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	2,030	1,783
Amount of decrease in actuarial assumptions	(1,689)	(1,508)
Other post-employment benefit cost | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(12)	(12)
Amount of decrease in actuarial assumptions	13	13
Pension benefit cost | Telkomsel | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(686)
Amount of decrease in actuarial assumptions	777
Pension benefit cost | Telkomsel | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	390
Amount of decrease in actuarial assumptions	(366)
Defined pension benefit obligation | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(1,952)	(1,568)
Amount of decrease in actuarial assumptions	2,416	1,832
Defined pension benefit obligation | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	257	275
Amount of decrease in actuarial assumptions	(275)	(286)
Additional pension benefit obligation | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions		(2)
Amount of decrease in actuarial assumptions		(1)
Unfunded Pension | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(40)	(41)
Amount of decrease in actuarial assumptions	33	38
Unfunded Pension | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	34	42
Amount of decrease in actuarial assumptions	Rp (43)	Rp (45)